Consolidated Statements Shareholders' Equity - USD ($)	Common Stock [Member] NPS Holdings Limited [Member]	Common Stock [Member]	Redeemable Convertible Shares [Member] NPS Holdings Limited [Member]	Additional Paid-In Capital [Member] NPS Holdings Limited [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member] NPS Holdings Limited [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings (Accumulated Deficit) [Member] NPS Holdings Limited [Member]	Retained Earnings (Accumulated Deficit) [Member]	Total Company Stockholders' Equity [Member] NPS Holdings Limited [Member]	Total Company Stockholders' Equity [Member]	Noncontrolling Interests [Member] NPS Holdings Limited [Member]	Noncontrolling Interests [Member]	NPS Holdings Limited [Member]	Total
Balance at beginning (Predecessor [Member]) at Dec. 31, 2015	$ 333,000,000		$ 37,000,000	$ 2,973,000		$ (2,037,000)		$ 3,487,000		$ 374,423,000		$ 261,000
Balance at beginning at Dec. 31, 2015															$ 374,684,000
Balance at beginning, shares (Predecessor [Member]) at Dec. 31, 2015	333,000,000		37,000,000
Net income (loss) | Predecessor [Member]								8,543,000		8,543,000		(193,000)		$ 8,350,000
Net income (loss)															8,350,000
Foreign currency translation adjustments | Predecessor [Member]						1,646,000				1,646,000				1,646,000
Foreign currency translation adjustments															1,646,000
Stock-based compensation | Predecessor [Member]				372,000						372,000
Stock-based compensation															372,000
Disposal of noncontrolling interest | Predecessor [Member]								21,000		21,000		37,000
Disposal of noncontrolling interest															58,000
Conversion of redeemable shares | Predecessor [Member]	$ 9,250,000		$ (9,250,000)
Conversion of redeemable shares
Conversion of redeemable shares, shares | Predecessor [Member]	9,250,000		(9,250,000)
Acquisition of non-controlling interest during the period | Predecessor [Member]								(1,735,000)		(1,735,000)		208,000
Acquisition of non-controlling interest during the period															(1,527,000)
Amount of provision for Zakat | Predecessor [Member]								(1,502,000)		(1,502,000)
Amount of provision for Zakat															(1,502,000)
Balance at end (Predecessor [Member]) at Dec. 31, 2016	$ 342,250,000		$ 27,750,000	3,345,000		(391,000)		8,814,000		381,768,000		313,000
Balance at end at Dec. 31, 2016															382,081,000
Balance at end, shares (Predecessor [Member]) at Dec. 31, 2016	342,250,000		27,750,000
Net income (loss) | Predecessor [Member]								30,626,000		30,626,000		(2,273,000)		28,353,000
Net income (loss)															28,353,000
Foreign currency translation adjustments | Predecessor [Member]						(45,000)				(45,000)				(45,000)
Foreign currency translation adjustments															(45,000)
Amount of provision for Zakat | Predecessor [Member]								(960,000)		(960,000)
Amount of provision for Zakat															(960,000)
Dividends paid | Predecessor [Member]								(20,000,000)		(20,000,000)
Dividends paid															(20,000,000)
Balance at end (Predecessor [Member]) at Dec. 31, 2017	$ 342,250,000		$ 27,750,000	3,345,000		(436,000)		18,480,000		391,389,000		(1,960,000)		389,429,000
Balance at end at Dec. 31, 2017															389,429,000
Balance at end, shares (Predecessor [Member]) at Dec. 31, 2017	342,250,000		27,750,000
Net income (loss) | Predecessor [Member]								7,617,000		7,617,000		(881,000)		6,736,000
Net income (loss)															6,736,000
Foreign currency translation adjustments | Predecessor [Member]						(16,000)				(16,000)				(16,000)
Foreign currency translation adjustments															(16,000)
Conversion of redeemable shares | Predecessor [Member]	$ 6,275,000		$ (6,275,000)
Conversion of redeemable shares
Conversion of redeemable shares, shares | Predecessor [Member]	6,274,566		(6,274,566)
Amount of provision for Zakat | Predecessor [Member]								(766,000)		(766,000)
Amount of provision for Zakat															(766,000)
Dividends paid | Predecessor [Member]								(48,210,000)		(48,210,000)
Dividends paid															(48,210,000)
Balance at end (Predecessor [Member]) at Jun. 06, 2018	$ 348,525,000		$ 21,475,000	3,345,000		(452,000)		(22,879,000)		350,014,000		(2,841,000)
Balance at end (Successor [Member]) at Jun. 06, 2018		$ 56,601,000							$ (4,611,000)		$ 51,990,000
Balance at end at Jun. 06, 2018															347,173,000
Balance at end, shares (Predecessor [Member]) at Jun. 06, 2018	348,524,566		21,475,434
Balance at end, shares (Successor [Member]) at Jun. 06, 2018		11,730,425
Balance at beginning (Predecessor [Member]) at Dec. 31, 2017	$ 342,250,000		$ 27,750,000	3,345,000		(436,000)		18,480,000		391,389,000		(1,960,000)		$ 389,429,000
Balance at beginning at Dec. 31, 2017															389,429,000
Balance at beginning, shares (Predecessor [Member]) at Dec. 31, 2017	342,250,000		27,750,000
Reclassification of shares previously subject to redemption															$ 165,188,000
Reclassification of shares previously subject to redemption, shares															16,921,700
Redeemed shares															$ (19,379,000)
Redeemed shares, shares															1,916,511
Shares issued for IPO underwriting fees															$ 3,737,000
Shares issued for IPO underwriting fees, shares															307,465
Balance at end (Successor [Member]) at Dec. 31, 2018		$ 801,545,000			1,034,000		48,000		28,297,000		830,924,000		67,000		$ 830,991,000
Balance at end at Dec. 31, 2018															830,991,000
Balance at end, shares (Successor [Member]) at Dec. 31, 2018		85,562,769
Balance at beginning (Predecessor [Member]) at Jun. 06, 2018	$ 348,525,000		$ 21,475,000	$ 3,345,000		$ (452,000)		$ (22,879,000)		$ 350,014,000		$ (2,841,000)
Balance at beginning (Successor [Member]) at Jun. 06, 2018		$ 56,601,000							(4,611,000)		51,990,000
Balance at beginning at Jun. 06, 2018															347,173,000
Balance at beginning, shares (Predecessor [Member]) at Jun. 06, 2018	348,524,566		21,475,434
Balance at beginning, shares (Successor [Member]) at Jun. 06, 2018		11,730,425
Net income (loss) | Successor [Member]									35,143,000		35,143,000		(163,000)		34,980,000
Net income (loss)															34,980,000
Foreign currency translation adjustments | Successor [Member]
Stock-based compensation | Successor [Member]					1,034,000						1,034,000
Stock-based compensation															1,034,000
Acquisition of non-controlling interest during the period | Successor [Member]									808,000		808,000		(808,000)
Acquisition of non-controlling interest during the period
Reclassification of shares previously subject to redemption | Successor [Member]		$ 165,188,000									165,188,000
Reclassification of shares previously subject to redemption															165,188,000
Reclassification of shares previously subject to redemption, shares | Successor [Member]		16,921,700
Redeemed shares | Successor [Member]		$ (19,379,000)									(19,379,000)
Redeemed shares															(19,379,000)
Redeemed shares, shares | Successor [Member]		(1,916,511)
Shares issued to acquire NPS | Successor [Member]		$ 255,537,000									255,537,000
Shares issued to acquire NPS															$ 255,537,000
Shares issued to acquire NPS, shares | Successor [Member]		25,077,277													53,690,315
Shares issued to acquire GES | Successor [Member]		$ 288,848,000									288,848,000
Shares issued to acquire GES															$ 288,848,000
Shares issued to acquire GES, shares | Successor [Member]		28,346,229
Shares issued to related party for loan fee and transaction costs | Successor [Member]		$ 2,719,000									2,719,000
Shares issued to related party for loan fee and transaction costs															2,719,000
Shares issued to related party for loan fee and transaction costs, shares | Successor [Member]		266,809
Shares issued in secondary offering | Successor [Member]		$ 48,294,000									48,294,000
Shares issued in secondary offering															$ 48,294,000
Shares issued to secondary offering, shares | Successor [Member]		4,829,375													4,829,375
Shares issued for IPO underwriting fees | Successor [Member]		$ 3,737,000									3,737,000
Shares issued for IPO underwriting fees															$ 3,737,000
Shares issued for IPO underwriting fees, shares | Successor [Member]		307,465													307,465
Business combination non-controlling interest | Successor [Member]													(2,004,000)
Business combination non-controlling interest															$ (2,004,000)
Other | Successor [Member]							48,000				48,000		(1,000)
Other															47,000
Non-controlling interest derecognized due to sale of subsidiary | Successor [Member]									(3,043,000)		(3,043,000)		3,043,000
Non-controlling interest derecognized due to sale of subsidiary
Balance at end (Successor [Member]) at Dec. 31, 2018		$ 801,545,000			$ 1,034,000		$ 48,000		$ 28,297,000		$ 830,924,000		$ 67,000		830,991,000
Balance at end at Dec. 31, 2018															$ 830,991,000
Balance at end, shares (Successor [Member]) at Dec. 31, 2018		85,562,769